Employee Benefit Plans (Pension Plans) (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 26, 2018
Defined Benefit Plan Disclosure [Line Items]
Document Fiscal Year Focus			2018
Defined Benefit Plan, Accumulated Benefit Obligation			$ 37,000	$ 36,200
Payment for Pension Benefits			147	2,112	$ 303
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Other Change			105	(116)	542
Research and development			2,462	2,427	2,376
Selling, general and administrative			7,066	6,429	5,958
Other Income			1,565	1,358	782
Non-service pension cost (benefit)			(765)	(534)	49
Product [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of Goods and Services Sold			36,754	31,224	30,304
Service [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of Goods and Services Sold			13,231	12,977	11,167
Previously Reported [Member]
Defined Benefit Plan Disclosure [Line Items]
Research and development				2,387	2,337
Selling, general and administrative				6,183	6,060
Other Income					(785)
Non-service pension cost (benefit)				0	0
Previously Reported [Member] | Product [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of Goods and Services Sold				31,027	30,325
Previously Reported [Member] | Service [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of Goods and Services Sold				12,926	11,135
Accounting Standards Update 2017-07 [Member]
Defined Benefit Plan Disclosure [Line Items]
Research and development				40	39
Selling, general and administrative				246	(102)
Other Income					3
Non-service pension cost (benefit)				(534)	49
Accounting Standards Update 2017-07 [Member] | Product [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of Goods and Services Sold				197	(21)
Accounting Standards Update 2017-07 [Member] | Service [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of Goods and Services Sold				51	32
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment for Pension Benefits			147	212
Domestic Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment for Pension Benefits	$ 1,900		$ 0	$ 1,900
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension Payout Program, Voluntary Lump-Sum Value					$ 170
Percentage Of Projected Benefit Obligation Comprised Of Domestic Plan Benefits			75.00%
Percentage Of Projected Benefit Obligation Comprised Of Foreign Plan Benefits			23.00%
Range Of Growth Seeking Assets In Company's Overall Investment Strategy			50% to 55%
Range Of Income Generating Assets In Company's Overall Investment Strategy			45% to 50%
Pecentage Of Interest Rate Sensitivity Of Pension Plan Liabilities Fixed Income Portfolio Designed To Hedge			60% to 65%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets			6.80%	7.30%	7.30%
Defined Benefit Plan Common Stock Funded Percentage			1.00%
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Other Change			$ (434)	$ 605
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year			100
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months			2,371
Defined Benefit Plan, Expected Future Benefit Payment, Year Two			2,195
Defined Benefit Plan, Expected Future Benefit Payment, Year Three			2,240
Defined Benefit Plan, Expected Future Benefit Payment, Year Four			2,292
Defined Benefit Plan, Expected Future Benefit Payment, Year Five			2,327
Defined Benefit Plan, Expected Future Benefit Payment, Five Fiscal Years Thereafter			11,939
Defined Benefit Plan, Pension Plan with Accumulated Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation			25,884	22,360
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets, Accumulated Benefit Obligation			$ 25,455	$ 22,159
Pension Plan [Member] | Domestic Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets			7.00%	7.60%
Pension de-risking actions [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement		$ (423)
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Other Change					$ 1,500
Purchase of Annuity Contract [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Other Change					768
Lump Sum Payments [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Other Change					$ 935
Change in Assumptions for Defined Benefit Plans [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in Accounting Estimate, Description				At the end of fiscal 2015, we changed the approach we use to estimate the service and interest components of net periodic pension cost for our significant pension plans. This change compared to the previous approach resulted in a net decrease in the service and interest components of our annual net periodic pension cost of approximately $215 million for 2016. Historically, we estimated the service and interest cost components utilizing a single-weighted average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. We have elected to utilize a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in determination of the benefit obligation to the relevant projected cash flows. We have made this change to provide a more precise measurement of service and interest costs by improving the correlation between projected benefit cash flows to the corresponding spot yield curve rates. This change does not materially affect the measurement of our total benefit obligations.
Rockwell Collins [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, liability, pension projected benefit obligation						$ 3,700
Business combination, recognized identifiable assets acquired and liabilities assumed, asset, pension plan assets						$ 3,400